Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2017
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Investments Accounted for Using the Equity Method
19	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

The amounts recognized in the consolidated balance sheets are as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Associates	131,636	123,255
Joint ventures	863	784

	132,499	124,039

Details of major associates are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal Activity

Unlisted company

China Tower	PRC	38%	Construction, maintenance and operation of telecommunications towers

Listed company

Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”) (Note)	PRC	18%	Provision of banking services

IFLYTEK Co., Ltd. (“IFLYTEK”)	PRC	13%	Provision of Chinese speech and language technology products and services

True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

Note:

The Group’s shareholding percentage in SPD Bank has been diluted from 18.98% to 18.18% as a result from SPD Bank’s issuance of new ordinary shares to other companies in 2017. Up to the release day of these financial statements, SPD Bank has not yet announced its audited annual results for the year ended December 31, 2017, therefore, the Group has recognized its share of SPD Bank’s comprehensive income for the year 2017 based on the financial information which was already released by SPD Bank and publicly disclosed, with some information such as total liabilities and total equity not provided.

(i)	Summary financial information on principal associates:

	SPD Bank
	As of December 31
	2017	2016
	Million	Million
Total assets	6,135,061	5,857,263
Total liabilities	—	5,484,329
Total equity	—	372,934

Total equity attributable to ordinary equity shareholders	395,466	338,027
Percentage of ownership of the Group	18%	19%

Total equity attributable to the Group	71,896	64,158
The impact of fair value adjustments at the time of acquisition and goodwill	6,663	7,780

Interest in associates	78,559	71,938

	IFLYTEK		True Corporation		China Tower
	As of December 31		As of December 31		As of December 31
	2017	2016	2017	2016	2017	2016
	Million	Million	Million	Million	Million	Million
Total current assets	7,329	5,533	23,566	23,135	30,517	39,565
Total non-current assets	6,151	4,881	69,511	61,532	292,125	272,103
Total current liabilities	4,428	2,521	39,589	30,333	150,438	171,568
Total non-current liabilities	1,042	674	26,643	29,492	44,710	14,548
Total equity	8,010	7,219	26,845	24,842	127,494	125,552

Total equity attributable to equity shareholders	7,759	7,061	26,711	24,714	127,494	125,552
Percentage of ownership of the Group	13%	14%	18%	18%	38%	38%

Total equity attributable to the Group	1,047	962	4,808	4,449	48,448	47,710
The impact of fair value adjustments at the time of acquisition and goodwill	805	814	2,664	2,847	—	—
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	—	—	—	—	(4,856)	(5,474)

Interest in associates	1,852	1,776	7,472	7,296	43,592	42,236

	SPD Bank			IFLYTEK
	2017	2016	2015	2017	2016	2015
	Million	Million	Million	Million	Million	Million
Revenue	168,619	160,792	146,550	5,458	3,320	2,501
Profit before taxation	69,785	69,975	66,877	584	561	465
Profit attributable to ordinary equity shareholders for the year	52,515	51,374	49,704	428	484	425
Other comprehensive (loss)/income	(5,568)	(5,480)	4,458	—	—	—
Total comprehensive income	46,947	45,894	54,162	428	484	425
Dividends received from associates	821	1,921	2,824	18	18	18

	True Corporation			China Tower
	2017	2016	2015	2017	2016	2015
	Million	Million	Million	Million	Million	Million
Revenue	28,262	23,520	21,416	68,665	54,474	10,325
Profit/(loss) before taxation	726	(437)	839	2,685	(776)	(3,864)
Profit/(loss) for the year	465	(531)	795	1,943	(575)	(2,944)
Other comprehensive income/(loss)	32	(87)	—	—	—	—
Total comprehensive income/(loss)	497	(618)	795	1,943	(575)	(2,944)
Dividends received from associates	—	5	—	—	—	—

(ii)	The fair values of the interests in SPD Bank, IFLYTEK and True Corporation are based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the balance sheet date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2017		As of December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	78,559	67,166	71,938	66,522
IFLYTEK	1,852	10,598	1,776	4,854
True Corporation	7,472	7,450	7,296	8,297

Interest in listed associates	87,883	85,214	81,010	79,673

(iii)	The Group assesses at the end of each reporting period whether there is objective evidence that interest in associates are impaired.

As of December 31, 2017, the fair value of investment in SPD Bank was RMB67,166,000,000 (2016: RMB66,522,000,000), below its carrying amount by approximately 14.5% (2016: approximately 7.5%). Management performed impairment test accordingly considering such impairment indicator. The recoverable amount of the interest in SPD Bank is determined by VIU. The calculation used pre-tax cash flow projections for the five years ending December 31, 2022 with subsequent extrapolation to perpetuity. The discount rate used was based on a cost of capital used to evaluate investments in Mainland China. Management judgement is required in estimating the future cash flows of SPD Bank. The key assumptions are determined with reference to external sources of information. Based on management’s assessment results, there was no impairment as of December 31, 2017. Reasonably possible changes in key assumptions will not lead to the impairment loss.

As of December 31, 2017, the fair value of investment in True Corporation was RMB7,450,000,000 (2016: RMB8,297,000,000), below its carrying amount by approximately 0.3% (2016: exceeding by approximately 13.7%). Since the decline in the fair value of interest in True Corporation is not significant or prolonged, there was no objective evidence of impairment as of December 31, 2017.

The management has determined that there was no impairment indicator of the Group’s interests in other associates as of December 31, 2016 and 2017.

Details of major joint venture are as follows:

In 2015, CMC together with State Development & Investment Corporation and China Mobile State Development & Investment Management Company Limited (45% of its registered capital is owned by CMCC), established China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) (the “Fund”). The Group recognized the investment as interest in a joint venture. CMC committed to invest RMB1,500,000,000 in cash, which represents 50% equity interest in the Fund. As of December 31, 2017, CMC has contributed RMB759,000,000 (2016: RMB721,000,000) to the Fund and has a commitment to invest RMB741,000,000 (2016: RMB779,000,000) to the Fund upon the request by the Fund. There are no contingent liabilities relating to the Group’s interest in the joint venture.